Vessels and other fixed assets, net (Tables)	12 Months Ended
Dec. 31, 2022
Property, Plant and Equipment [Abstract]
Vessels and other fixed assets, net - Schedules of vessels and other fixed assets, net (Table)

	Cost	Accumulated depreciation	Net Book Value
Balance, December 31, 2020	$3,529,881	$(652,762)	$2,877,119
- Acquisition of other fixed assets, vessel improvements and other vessel costs	288,559	-	288,559
- Depreciation for the period	-	(152,640)	(152,640)
Balance, December 31, 2021	$3,818,440	$(805,402)	$3,013,038
- Acquisition of other fixed assets, vessel improvements and other vessel costs	25,246	-	25,246
- Depreciation for the period	-	(156,733)	(156,733)
Balance, December 31, 2022	$3,843,686	$(962,135)	$2,881,551